Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although we do not have a formal policy regarding the timing of equity award grants, we generally grant annual equity awards to our NEOs on a pre-established date and we do not grant any form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity award grant dates for the purpose of affecting the value of any equity award. The Compensation and Human Capital Committee also does not take material, non-public information into account when determining the timing and terms of equity award grants, provided that, if material, non-public information becomes known to the committee prior to granting an equity award, the committee takes the existence of such information into consideration and uses its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing Method	Although we do not have a formal policy regarding the timing of equity award grants, we generally grant annual equity awards to our NEOs on a pre-established date and we do not grant any form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity award grant dates for the purpose of affecting the value of any equity award.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we do not have a formal policy regarding the timing of equity award grants, we generally grant annual equity awards to our NEOs on a pre-established date and we do not grant any form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity award grant dates for the purpose of affecting the value of any equity award. The Compensation and Human Capital Committee also does not take material, non-public information into account when determining the timing and terms of equity award grants, provided that, if material, non-public information becomes known to the committee prior to granting an equity award, the committee takes the existence of such information into consideration and uses its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

MNPI Disclosure Timed for Compensation Value	false